Securities Act Registration No. 333- 189870

Investment Company Act Registration No. 811-22865

As filed with the Securities and Exchange Commission on May 21, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

X Post-Effective Amendment No.11

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

X Amendment No.12

(Check appropriate box or boxes.)

Forethought Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 317-223-2703

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

John O’Hanlon, Dechert LLP

One International Place, 40th Floor

Boston, MA 02110

617-728-7111 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

X Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This filing relates solely to FVIT Goldman Sachs Dynamic Trends Allocation Portfolio and FVIT PIMCO Tactical Allocation Portfolio, each a series of the Trust.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the Town of Simsbury, State of Connecticut on the 21st day of May, 2015.

Forethought Variable Insurance Trust

By: /s/ Robert M. Arena

Robert M. Arena, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ Robert M. Arena Robert M. Arena, Jr.	Trustee and President (Principal Executive Officer)	May 21, 2015
/s Laura Szalyga Laura Szalyga	Treasurer (Principal Financial Officer)	May 21, 2015
Joseph Breslin*	Trustee	May 21, 2015
Mark Garbin*	Trustee	May 21, 2015
Mitchell E. Appel*	Trustee	May 21, 2015
Kathleen Redgate**	Trustee	May 21, 2015

By:                                     Date:

/s/ Robert M. Arena      May 21, 2015

Robert M, Arena, Jr., President

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on October 17, 2013 to the Registrant’s Registration Statement in Pre-Effective Amendment No. 1, which is hereby incorporated by reference.

**Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 23, 2015 in the Registrant's Registration Statement in Post-Effective Amendment No.9, and hereby incorporated by reference.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase